Note 4 - Business Combinations (Details) - Pro Forma Results of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended								10 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Note 4 - Business Combinations (Details) - Pro Forma Results of Operations [Line Items]
Revenue as reported	$ 102,157	$ 111,016	$ 93,722	$ 97,523	$ 117,640	$ 116,980	$ 9,176	$ 5,337	$ 619	$ 404,418	$ 249,133	[1]	$ 619
Business Combinations:
Pro-forma revenue										404,715	402,936		246,190
Net income (loss) as reported	(28,722)	5,097	4,929	3,517	(15,188)	4,488	12,824	2,231	(1,845) [1]	(15,179)	4,355	[1]	(1,845)
Business Combinations:
Pro-forma net income (loss)										(15,392)	5,435		6,670
SWD Facility [Member]
Business Combinations:
Pro-forma revenue										297
Business Combinations:
Pro-forma net income (loss)										(213)
Tulsa Inspection Resources Entities [Member]
Business Combinations:
Pro-forma revenue											152,989		233,803
Business Combinations:
Pro-forma net income (loss)											953		2,662
SBG Energy Services, LLC [Member]
Business Combinations:
Pro-forma revenue											814
Business Combinations:
Pro-forma net income (loss)											127
SBG [Member]
Business Combinations:
Pro-forma revenue													8,588
Business Combinations:
Pro-forma net income (loss)													4,462
Moxie [Member]
Business Combinations:
Pro-forma revenue													3,180
Business Combinations:
Pro-forma net income (loss)													$ 1,391

[1]	Recast - Note 2